Share-Based Compensation (Stock Option Valuation Assumptions) (Details) - Employee Stock Option [Member]	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.30%
Expected volatility, minimum		29.80%
Expected volatility, maximum		31.10%
Expected dividend yield	2.60%
Expected life (in years)	7 years 6 months
Risk-free interest rate	2.20%
Risk-free interest rate, minimum		2.00%
Risk-free interest rate, maximum		2.70%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		2.40%
Expected life (in years)		6 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		2.90%
Expected life (in years)		8 years 5 months